Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIMENSIONAL INVESTMENT GROUP INC
Prospectus Date	rr_ProspectusDate	Feb. 28, 2014
U.S. LARGE COMPANY PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	U.S. Large Company Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The U.S. Large Company Portfolio seeks, as its investment objective, to approximate the total investment return of the S&P 500® Index.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the U.S. Large Company Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The U.S. Large Company Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the U.S. Large Company Portfolio’s portfolio turnover rate was 3% of the average value of its investment portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The “Management Fee” and “Total Annual Fund Operating Expenses” have been adjusted to reflect the estimated management fee to be paid by the Portfolio for the fiscal year ended October 31, 2014, as a result of a decrease in the administrative fee payable by the Portfolio from 0.05% to 0.035% effective August 1, 2013.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is meant to help you compare the cost of investing in the U.S. Large Company Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. In general, the Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The U.S. Large Company Portfolio generally invests in the stocks that comprise the S&P 500® Index in approximately the proportions they are represented in the S&P 500® Index. The S&P 500® Index is comprised of a broad and diverse group of stocks. Generally, these are the U.S. stocks with the largest market capitalizations and, as a group, they represent approximately 75% of the total market capitalization of all publicly traded U.S. stocks. For the U.S. Large Company Portfolio, the Advisor considers the stocks that comprise the S&P 500® Index to be those of large companies. Under normal market conditions, at least 95% of the U.S. Large Company Portfolio’s net assets will be invested in the stocks that comprise the S&P 500® Index. As a non-fundamental policy, under normal circumstances, the U.S. Large Company Portfolio will invest at least 80% of its net assets in securities of large U.S. companies.

Ordinarily, portfolio companies will not be sold except to reflect additions or deletions of the companies that comprise the S&P 500® Index, including as a result of mergers, reorganizations and similar transactions and, to the extent necessary, to provide cash to pay redemptions of the U.S. Large Company Portfolio’s shares. Given the impact on prices of securities affected by the reconstitution of the S&P 500® Index around the time of a reconstitution date, the U.S. Large Company Portfolio may purchase or sell securities that may be impacted by the reconstitution before or after the reconstitution date of the S&P 500® Index. In seeking to approximate the total investment return of the S&P 500® Index, the Advisor may also adjust the representation of securities in the U.S. Large Company Portfolio after considering such securities’ characteristics and other factors the Advisor determines to be appropriate.

The U.S. Large Company Portfolio may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The U.S. Large Company Portfolio may lend its portfolio securities to generate additional income.

		About the S&P 500® Index: The Standard & Poor’s 500 Composite Stock Price Index® is market capitalization weighted (adjusted for free float). Its performance is usually cyclical because it reflects periods when stock prices generally rise or fall. For information concerning Standard & Poor’s Rating Group, a division of The McGraw Hill Companies (“S&P”), and disclaimers of S&P with respect to the U.S. Large Company Portfolio, see “Standard & Poor’s—Information and Disclaimers.”
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the U.S. Large Company Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Derivatives Risk: Derivatives are instruments, such as futures contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the U.S. Large Company Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

		Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the U.S. Large Company Portfolio may lose money and there may be a delay in recovering the loaned securities. The U.S. Large Company Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.
Risk Lose Money [Text]	rr_RiskLoseMoney	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table immediately following illustrate the variability of the U.S. Large Company Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The U.S. Large Company Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

		The after-tax returns presented in the table for the U.S. Large Company Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A negative pre-tax total return translates into a higher after-tax return because this calculation assumes that an investor received a tax deduction for the loss incurred on the sale.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table immediately following illustrate the variability of the U.S. Large Company Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dimensional.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The U.S. Large Company Portfolio’s past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	U.S. Large Company Portfolio Institutional Class Shares Total Returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	January 2004-December 2013
Highest Quarter	Lowest Quarter
15.93 (4/09-6/09)	-21.78 (10/08-12/08)

Performance Table Heading	rr_PerformanceTableHeading	Periods ending December 31, 2013 Annualized Returns (%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table for the U.S. Large Company Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	A negative pre-tax total return translates into a higher after-tax return because this calculation assumes that an investor received a tax deduction for the loss incurred on the sale.
U.S. LARGE COMPANY PORTFOLIO | U.S. Large Company Portfolio
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.06%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.09%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.08%	[1]
1 Year	rr_ExpenseExampleYear01	8
3 Years	rr_ExpenseExampleYear03	28
5 Years	rr_ExpenseExampleYear05	50
10 Years	rr_ExpenseExampleYear10	$ 114
2004	rr_AnnualReturn2004	10.78%
2005	rr_AnnualReturn2005	4.98%
2006	rr_AnnualReturn2006	15.72%
2007	rr_AnnualReturn2007	5.52%
2008	rr_AnnualReturn2008	(36.76%)
2009	rr_AnnualReturn2009	26.62%
2010	rr_AnnualReturn2010	14.99%
2011	rr_AnnualReturn2011	2.10%
2012	rr_AnnualReturn2012	15.82%
2013	rr_AnnualReturn2013	32.33%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.78%)
One Year	rr_AverageAnnualReturnYear01	32.33%
Five Years	rr_AverageAnnualReturnYear05	17.91%
Ten Years	rr_AverageAnnualReturnYear10	7.42%
U.S. LARGE COMPANY PORTFOLIO | Return After Taxes on Distributions | U.S. Large Company Portfolio
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	31.68%
Five Years	rr_AverageAnnualReturnYear05	17.45%
Ten Years	rr_AverageAnnualReturnYear10	7.01%
U.S. LARGE COMPANY PORTFOLIO | Return After Taxes on Distributions and Sale of Portfolio Shares | U.S. Large Company Portfolio
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	18.68%
Five Years	rr_AverageAnnualReturnYear05	14.52%
Ten Years	rr_AverageAnnualReturnYear10	5.97%
U.S. LARGE COMPANY PORTFOLIO | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	32.39%	[3]
Five Years	rr_AverageAnnualReturnYear05	17.94%	[3]
Ten Years	rr_AverageAnnualReturnYear10	7.41%	[3]

[1]	The "Management Fee" and "Total Annual Fund Operating Expenses" have been adjusted to reflect the estimated management fee to be paid by the Portfolio for the fiscal year ended October 31, 2014, as a result of a decrease in the administrative fee payable by the Portfolio from 0.05% to 0.035% effective August 1, 2013.
[2]	The Advisor has agreed to waive certain fees and in certain instances, assume certain expenses of the U.S. Large Company Portfolio. The Amended and Restated Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2015, and may only be terminated by the Fund's Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.
[3]	Copyright© 2010 Standard & Poor's Financial Services LLC, a subsidiary of The McGraw-Hill Companies, Inc. All rights reserved.